SCHEDULE OF MATURITIES OF OUR LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leasing
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Finance Leases, Total	Finance Leases, Total
Operating Leases, Year 1	$ 8,306	$ 6,967
Finance Leases, Year 1	3,833	2,402
Operating Leases, Year 2	7,394	5,383
Finance Leases, Year 2	3,600	203
Operating Leases, Year 3	3,847	4,958
Finance Leases, Year 3	720
Operating Leases, Year 4	2,864	2,972
Finance Leases, Year 4
Operating Leases, Year 5	2,285	2,567
Finance Leases, Year 5
Operating Leases, Thereafter	32,670	34,481
Finance Leases, Thereafter
Operating Leases, Total lease payments	57,366	57,328
Finance Leases, Total lease payments	8,153	2,605
Operating Leases, Less: imputed interest	(24,815)	(26,014)
Finance Leases, Less: imputed interest	(622)	(145)
Operating Leases, Total	32,551	31,314
Finance Leases, Total	$ 7,531	$ 2,460